Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash generated from operating activities before interest and tax	$ 371,169	$ 341,730
Interest received	20,407	84,080
Interest paid	(316,778)	(427,464)
Income and other taxes paid	(33,855)	(9,998)
Net cash generated from (used in) operating activities	40,943	(11,652)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	511,284	1,375,000
Expenditures on property, plant and equipment	(1,080,516)	(1,308,073)
Pre-production sales proceeds	26,091	0
Purchase of other financial assets	(399)
Other investing cash flows	1,106
Cash generated from (used in) investing activities	(542,434)	66,927
Cash flows from financing activities
Net proceeds of project finance facility	0	1,511
Repayment of project finance facility	(23,289)
Payment of project finance fees	0	(107)
Payment of lease liability	(4,344)	(7,892)
Cash generated used in financing activities	(27,633)	(6,488)
Effects of exchange rates on cash and cash equivalents	760	131
Net increase (decrease) in cash and cash equivalents	(528,364)	48,918
Cash and cash equivalents - beginning of year	1,651,985	1,603,067
Cash and cash equivalents - end of year	1,123,621	1,651,985
Cash and cash equivalents as presented in the consolidated balance sheets	$ 1,651,985	$ 1,603,067